Form 13F

			Form 13F Cover Page


Report for The Quarter Ended: December 31,2005

CheckHere if Amendment. [ ] Amendment Number:
This Amendment (Check only one.) [ ] is a srestatement.
				 [ ] adds new Holdings entries.

Institutional Investment Manager filing this Report:

Name:		American Fund Advisors, Inc.
		1415 Kellum Place
		Suite 205
		Garden City, NY  11530

13F File Number:	801-14138

The Institutional Investment Manager filing this report and the person by whom it is signed represent, that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person Signing this Report, on behalf of Reporting Manager:

Name:		Phyllis A. Palumbo
Title:		Vice President
Phone:		516-739-1017
Signature, Place and Date of Signing:

	Phyllis A. Palumbo, Garden City, NY, January 23, 2006


Report Type	(Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.




List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0

Form 13F Information TAble Entry Total:		       36

Form 13F Information Table Value Total:		   15,972


List of Other Included Managers:





[PAGE]


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTRIA GROUP INC.              COM              02209s103     1153    15425 SH       SOLE                    15425
BANK OF AMERICA CORP.          COM              060505104      438     9498 SH       SOLE                     9498
BANK OF NEW YORK INC.          COM              064057102      201     6300 SH       SOLE                     6300
CHICO'S FAS, INC.              COM              168615102      940    21400 SH       SOLE                    21400
CISCO SYSTEMS, INC.            COM              17275R102      641    37424 SH       SOLE                    37424
CITIGROUP INC.                 COM              172967101      944    19448 SH       SOLE                    19448
DELL, INC.                     COM              247025109      431    14400 SH       SOLE                    14400
DU PONT (E.I.) DE NEMOURS & CO COM              263534109      217     5100 SH       SOLE                     5100
EMC CORP.                      COM              268648102      261    19146 SH       SOLE                    19146
EXXON MOBIL CORPORATION        COM              302290101      579    10300 SH       SOLE                    10300
GENERAL ELECTRIC CO.           COM              369604103     1602    45700 SH       SOLE                    45700
HALLIBURTON CO.                COM              406216101      539     8700 SH       SOLE                     8700
HARTFORD FINANCIAL SVC. GROUP  COM              416151104      361     4200 SH       SOLE                     4200
HOME DEPOT INC.                COM              437076102      304     7500 SH       SOLE                     7500
INTEL CORPORATION              COM              458140100      475    19047 SH       SOLE                    19047
JOHNSON & JOHNSON              COM              478160104      355     5900 SH       SOLE                     5900
MBNA CORP.                     COM              55262L101      281    10342 SH       SOLE                    10342
MERCK & CO.                    COM              589331107      210     6600 SH       SOLE                     6600
MICROSOFT CORP.                COM              594918104      877    33550 SH       SOLE                    33550
MORGAN (J.P.) CHASE & CO.      COM              46625H100      286     7200 SH       SOLE                     7200
NASDAQ 100 TRUST               COM              631100104      453    11200 SH       SOLE                    11200
PNC BANK CORP.                 COM              693475105      458     7400 SH       SOLE                     7400
PRIMUS TELECOMMUNICATIONS GROU COM              741929103       36    47352 SH       SOLE                    47352
PROCTOR & GAMBLE CO.           COM              742718101      429     7410 SH       SOLE                     7410
RF MICRODEVICES INC.           COM              749941100       92    17000 SH       SOLE                    17000
ROHM & HAAS CO.                COM              775371107      416     8600 SH       SOLE                     8600
SAPIENT CORPORATION            COM              803062108      102    17937 SH       SOLE                    17937
STANLEY WORKS                  COM              854616109      315     6550 SH       SOLE                     6550
TIME WARNER INC.               COM              887317105      195    11200 SH       SOLE                    11200
UNITED TECHNOLOGIES CORP.      COM              913017109      755    13500 SH       SOLE                    13500
VECTOR GROUP LTD.              COM              92240M108      541    29799 SH       SOLE                    29799
WASHINGTON MUTUAL INC.         COM              939322103      702    16145 SH       SOLE                    16145
WATERSAVE LOGIC CORP.          COM              941900102        2    25000 SH       SOLE                    25000
ING PRIME RATE TRUST SER F-7 3 PFD              44977w601      250       10 SH       SOLE                       10
JAPAN EQUITY FUND                               471057109      115 12500.000SH       SOLE                12500.000
GENERAL MOTORS ACCEPT. CORP.                    37042GN51       19    25000 PRN      SOLE                    25000